WARRANT LIBILITY (Tables)	12 Months Ended
Dec. 31, 2018
WARRANT LIBILITY [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of Warrants Using the Monte Carlo Simulation
This warrant did not trade in an active securities market, and as such, the Company estimated its fair value using the Monte Carlo Simulation as of the date that the warrant was originally issued and as of each year and reporting date using the following main assumptions.

As December 31,
2016
Stock price	$3.20
Exercise price	$30.2
Annual dividend yield	-%
Time to maturity	0.7
Risk-free interest rate	0.70%
Expected volatility	42.9%